UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim              New York, NY                     11/13/09
---------------              ------------                     --------
  [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                             TITLE OF                    VALUE      SHRS/    SH/ PUT/ INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE     SHARED  NONE
--------------------------------------------- ------------------------------------------------------------ -----------------------
BANK OF AMERICA CORPORATION  COM              060505104    1,354     80,000  PUT         DEFINED     01     80,000
BERKSHIRE HATHAWAY INC DEL   CL A             084670108      202          2  SH          DEFINED     01          2
COLUMBIA SPORTSWEAR CO       COM              198516106      338      8,200  SH          DEFINED     01      8,200
DOT HILL SYS CORP            COM              25848T109      275    158,200  SH          DEFINED     01    158,200
EARTHLINK INC                NOTE 3.250%11/1  270321AA0    1,105  1,000,000  PRN         DEFINED     01                    1,000,000
GOLDMAN SACHS GROUP INC      COM              38141G104      737      4,000  SH          DEFINED     01      4,000
GOLDMAN SACHS GROUP INC      COM              38141G104    1,475      8,000  PUT         DEFINED     01      8,000
ISHARES TR INDEX             BARCLYS 20+ YR   464287432    6,413     65,000  PUT         DEFINED     01     65,000
K-SWISS INC                  CL A             482686102      134     15,200  SH          DEFINED     01     15,200
METLIFE INC                  COM              59156R108      286      7,500  PUT         DEFINED     01      7,500
NEWMONT MINING CORP          COM              651639106      225      5,100  SH          DEFINED     01      5,100
OMNIVISION TECHNOLOGIES INC  COM              682128103    1,174     72,100  SH          DEFINED     01     72,100
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104    2,746     65,000  CALL        DEFINED     01     65,000
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104    2,429     57,500  PUT         DEFINED     01     57,500
REALNETWORKS INC             COM              75605L104       93     25,000  SH          DEFINED     01     25,000
SILICON GRAPHICS INTL CORP   COM              82706L108      602     89,700  SH          DEFINED     01     89,700
SPDR GOLD TRUST              GOLD SHS         78463V107      366      3,700  SH          DEFINED     01      3,700
SPDR GOLD TRUST              GOLD SHS         78463V107    2,224     22,500  CALL        DEFINED     01     22,500
SPDR TR                      UNIT SER 1       78462F103    2,851     27,000  CALL        DEFINED     01     27,000
SPDR TR                      UNIT SER 1       78462F103   20,643    195,500  PUT         DEFINED     01    195,500
STAMPS COM INC               COM NEW          852857200      264     28,500  SH          DEFINED     01     28,500
SYCAMORE NETWORKS INC        COM              871206108      112     37,200  SH          DEFINED     01     37,200

                                           22             46,046




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         22
Form 13F Information Table Value Total:         46,046
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC




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